STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS (Details 3) - USD ($)		9 Months Ended	12 Months Ended
		Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of Shares:
Balance, beginning		22,240,833	32,292,580	9,216,451
Issued			18,727,769	33,080,629
Exercised		(200,000)	(22,809,908)
Expired			(1,019,608)
Cancelled/Forfeited			(4,950,000)	(10,004,500)
Balance, ending		21,962,608	22,240,833	32,292,580
Exercisable as of December 31, 2018			22,240,833
Weighted Average Exercise Price:
Balance, beginning		$ 0.31	$ 0.30	$ 1.82
Issued			0.15	0.20
Exercised		0.15	0.11
Expired			0.07
Forfeited/canceled			0.40	0.40
Outstanding, ending		$ 0.32	0.31	$ 0.30
Exercisable as of December 31, 2018			$ 0.31
Weighted- Average Remaining Contractual Term:
Balance as of December 31, 2018			3 years 8 months 12 days
Exercisable as of December 31, 2018		3 years	3 years 8 months 12 days
Aggregate Intrinsic Value:
Exercisable as of December 31, 2018	[1]		$ 1,858
Closing stock price			$ 0.22

[1]	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying warrants and the closing stock price of $0.22 for our common stock on December 31, 2018.